Consolidated Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Blue Dart Express Ltd.	10,799	$286,048

Airlines — 0.1%
SpiceJet Ltd.(a)	329,245	191,147

Auto Components — 5.9%
Apollo Tyres Ltd.	586,766	753,475
Balkrishna Industries Ltd.	198,537	2,832,745
Ceat Ltd.	41,373	443,160
Endurance Technologies Ltd.(b)	76,974	739,087
Exide Industries Ltd.	464,917	1,001,570
Mahindra CIE Automotive Ltd.(a)	194,967	241,336
Minda Industries Ltd.	143,360	549,049
Sundram Fasteners Ltd.	115,024	465,625
Suprajit Engineering Ltd.	7,274	10,505
Tube Investments of India Ltd.	162,844	791,433
WABCO India Ltd.	10,373	950,256

		8,778,241

Automobiles — 0.0%
Maharashtra Scooters Ltd.	59	1,436

Banks — 6.3%
AU Small Finance Bank Ltd.(b)	340,090	1,761,252
City Union Bank Ltd.	671,749	1,204,624
DCB Bank Ltd.	346,965	284,257
Federal Bank Ltd.	3,360,168	1,995,227
IDFC First Bank Ltd.(a)	4,938,891	1,443,466
Jammu & Kashmir Bank Ltd. (The)(a)	172,345	26,667
Karnataka Bank Ltd. (The)	183,975	84,425
Karur Vysya Bank Ltd. (The)	722,974	221,339
RBL Bank Ltd.(b)	812,637	1,294,996
South Indian Bank Ltd. (The)	57,185	3,706
Yes Bank Ltd., New	4,044,378	1,033,590

		9,353,549

Beverages — 1.3%
Radico Khaitan Ltd.	121,607	531,112
Varun Beverages Ltd.	158,114	1,320,784

		1,851,896

Building Products — 2.1%
Astral Poly Technik Ltd.	154,302	1,790,825
Blue Star Ltd.	52,762	342,426
Cera Sanitaryware Ltd.	10,673	327,969
Kajaria Ceramics Ltd.	145,306	657,195

		3,118,415

Capital Markets — 4.0%
CRISIL Ltd.	33,797	619,590
Edelweiss Financial Services Ltd.	1,046,493	637,310
ICICI Securities Ltd.(b)	147,029	741,015
IIFL Wealth Management Ltd.	49,773	555,942
Indiabulls Ventures Ltd.	426,688	398,382
Indian Energy Exchange Ltd.(b)	80,456	174,284
JM Financial Ltd.	461,120	389,673
Motilal Oswal Financial Services Ltd.	81,031	557,183
Multi Commodity Exchange of India Ltd.	56,275	988,359
Nippon Life India Asset Management Ltd.(b)	199,573	673,546
Tata Investment Corp. Ltd.	27,403	263,081

		5,998,365

Security	Shares	Value

Chemicals — 11.9%
Aarti Industries Ltd.	95,389	$1,231,402
Aarti Surfactants Ltd.(a)	5,688	36,174
Akzo Nobel India Ltd.	20,789	516,562
Atul Ltd.	33,181	1,980,142
BASF India Ltd.	23,699	340,600
Bayer CropScience Ltd./India	24,581	1,747,265
Chambal Fertilizers and Chemicals Ltd.	226,572	388,925
Coromandel International Ltd.	160,261	1,365,529
Deepak Nitrite Ltd.	74,604	491,432
EID Parry India Ltd.	124,494	322,281
Finolex Industries Ltd.	76,217	428,377
Galaxy Surfactants Ltd.	19,282	342,781
Gujarat Alkalies & Chemicals Ltd.	18,063	73,670
Gujarat Fluorochemicals Ltd.(a)	50,138	194,873
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,668	21,888
Gulf Oil Lubricants India Ltd.	25,877	197,047
Himadri Speciality Chemical Ltd.	123,814	71,882
Linde India Ltd.	46,625	310,674
Navin Fluorine International Ltd.	26,152	541,465
Phillips Carbon Black Ltd.	92,085	88,107
PI Industries Ltd.	125,844	2,561,607
Rain Industries Ltd.	74,167	70,963
Rallis India Ltd.	106,342	299,269
SRF Ltd.	31,478	1,451,652
Supreme Industries Ltd.	86,956	1,172,561
Tata Chemicals Ltd.	139,173	564,026
Vinati Organics Ltd.	56,274	756,559

		17,567,713

Communications Equipment — 0.2%
Sterlite Technologies Ltd.	221,074	279,353

Construction & Engineering — 2.4%
Ashoka Buildcon Ltd.(a)	876	570
Dilip Buildcon Ltd.(b)	74,891	257,952
Engineers India Ltd.	346,296	290,121
GE Power India Ltd.	34,691	176,056
IRB Infrastructure Developers Ltd.(a)	322,163	257,760
Kalpataru Power Transmission Ltd.	84,654	229,614
KEC International Ltd.	140,806	366,278
NBCC India Ltd.	989,767	226,446
PNC Infratech Ltd.	140,046	196,133
Sadbhav Engineering Ltd.	130,810	68,591
Sterling & Wilson Solar Ltd.(a)	23,685	45,198
Voltas Ltd.	226,552	1,438,566

		3,553,285

Construction Materials — 2.5%
Birla Corp. Ltd.	42,151	289,029
Dalmia Bharat Ltd.(a)	105,653	775,251
HeidelbergCement India Ltd.	123,125	265,574
India Cements Ltd. (The)	389,737	647,103
JK Cement Ltd.	42,245	652,701
JK Lakshmi Cement Ltd.	32,462	103,762
Ramco Cements Ltd. (The)	128,981	1,029,579

		3,762,999

Consumer Finance — 3.5%
Cholamandalam Financial Holdings Ltd.(a)	162,483	527,204
Cholamandalam Investment and Finance Co. Ltd.	448,856	841,127
CreditAccess Grameen Ltd.(a)	64,473	331,803
Mahindra & Mahindra Financial Services Ltd.	689,526	1,273,890

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
Manappuram Finance Ltd.	482,084	$798,200
Repco Home Finance Ltd.	40,790	49,790
Spandana Sphoorty Financial Ltd.(a)	36,383	230,954
Sundaram Finance Ltd.	60,713	1,017,407
Ujjivan Financial Services Ltd.	61,585	139,310

		5,209,685

Diversified Financial Services — 0.2%
IDFC Ltd.	1,627,878	306,776
Power Finance Corp. Ltd.	25,765	25,623

		332,399

Diversified Telecommunication Services — 0.7%
HFCL Ltd.	560,119	70,370
Tata Communications Ltd.	156,024	983,607

		1,053,977

Electric Utilities — 2.8%
Adani Transmission Ltd.(a)	390,497	898,053
CESC Ltd.	135,950	993,067
Tata Power Co. Ltd. (The)	2,528,262	1,222,065
Torrent Power Ltd.	262,765	1,106,608

		4,219,793

Electrical Equipment — 2.5%
Amara Raja Batteries Ltd.	46,865	380,913
Bharat Heavy Electricals Ltd.	1,902,581	704,508
Finolex Cables Ltd.	157,372	442,462
GE T&D India Ltd.	108,899	85,185
Graphite India Ltd.	133,748	322,447
HEG Ltd.	26,434	266,276
KEI Industries Ltd.	99,374	366,790
Polycab India Ltd.(a)	66,342	596,072
V-Guard Industries Ltd.	234,514	549,098

		3,713,751

Electronic Equipment, Instruments & Components — 0.4%
Redington India Ltd.	576,537	661,045

Entertainment — 0.9%
Chennai Super Kings Cricket Ltd.(c)	206,787	27
Inox Leisure Ltd.	105,257	285,915
PVR Ltd.	82,050	978,637

		1,264,579

Food Products — 1.2%
Avanti Feeds Ltd.	74,705	409,110
Balrampur Chini Mills Ltd.	301,013	397,084
CCL Products India Ltd.	120,727	338,793
Future Consumer Ltd.(a)	989,181	111,193
Kaveri Seed Co. Ltd.	54,890	289,127
KRBL Ltd.	99,553	246,657
Venky’s India Ltd.	4,370	57,061

		1,849,025

Gas Utilities — 2.1%
Gujarat Gas Ltd.	366,849	1,167,018
Gujarat State Petronet Ltd.	307,946	804,316
Mahanagar Gas Ltd.	90,158	1,159,640

		3,130,974

Health Care Providers & Services — 4.8%
Apollo Hospitals Enterprise Ltd.	206,355	3,703,085
Dr Lal PathLabs Ltd.(b)	66,505	1,347,976
Fortis Healthcare Ltd.(a)	1,032,729	1,579,490

Security	Shares	Value

Health Care Providers & Services (continued)
Metropolis Healthcare Ltd.(a)	27,775	$508,713

		7,139,264

Hotels, Restaurants & Leisure — 1.2%
Chalet Hotel Ltd.(a)	33,102	43,952
EIH Ltd.	328,039	287,840
Indian Hotels Co. Ltd. (The)	1,082,879	1,082,646
Lemon Tree Hotels Ltd.(a)(b)	423,203	100,741
Westlife Development Ltd.(a)	85,197	330,856

		1,846,035

Household Durables — 4.0%
Amber Enterprises India Ltd.	25,076	413,151
Bajaj Electricals Ltd.	62,004	298,433
Crompton Greaves Consumer Electricals Ltd.	1,072,896	3,183,234
Dixon Technologies India Ltd.	6,065	391,076
IFB Industries Ltd.(a)	4,492	22,001
Johnson Controls-Hitachi Air Conditioning India Ltd.	14,867	479,446
LA Opala RG Ltd.	14,412	28,189
Orient Electric Ltd.	115,963	259,480
Symphony Ltd.	35,595	422,412
TTK Prestige Ltd.	7,559	467,073

		5,964,495

Household Products — 0.2%
Jyothy Labs Ltd.	201,007	281,642

Independent Power and Renewable Electricity Producers — 0.9%
Adani Power Ltd.(a)	1,764,608	849,444
JSW Energy Ltd.	746,704	395,490
PTC India Ltd.	66,810	29,422

		1,274,356

Industrial Conglomerates — 0.5%
Godrej Industries Ltd.	184,416	777,137

Insurance — 1.5%
Max Financial Services Ltd.(a)	356,729	2,266,110

Interactive Media & Services — 0.3%
Just Dial Ltd.(a)	81,303	422,072

IT Services — 4.2%
Coforge Ltd.	42,788	821,455
eClerx Services Ltd.	22,815	119,632
Firstsource Solutions Ltd.	32,171	13,444
Hexaware Technologies Ltd.	272,502	914,452
Mindtree Ltd.	93,854	1,110,367
Mphasis Ltd.	191,560	2,181,060
Persistent Systems Ltd.	85,402	593,563
Sonata Software Ltd.	51,608	138,479
Vakrangee Ltd.	1,089,094	379,517

		6,271,969

Life Sciences Tools & Services — 0.7%
Dishman Carbogen Amcis Ltd.	86,086	73,488
Syngene International Ltd.(b)	216,905	1,024,340

		1,097,828

Machinery — 5.9%
AIA Engineering Ltd.	93,114	2,048,868
Ashok Leyland Ltd.	2,681,490	1,505,354
Carborundum Universal Ltd.	103,700	305,136
Cochin Shipyard Ltd.(b)	72,086	214,353
Cummins India Ltd.	151,832	755,684
Escorts Ltd.	137,110	1,637,804

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
GMM Pfaudler Ltd.	4,338	$218,463
Lakshmi Machine Works Ltd.	5,827	197,937
Schaeffler India Ltd.	17,110	723,387
Thermax Ltd.	65,337	614,131
Timken India Ltd.	41,231	464,185

		8,685,302

Media — 0.2%
Dish TV India Ltd.(a)	596,850	33,546
TV18 Broadcast Ltd.(a)	1,018,808	279,573

		313,119

Metals & Mining — 1.8%
APL Apollo Tubes Ltd.	13,574	272,463
Jindal Saw Ltd.	79,456	48,388
Jindal Steel & Power Ltd.(a)	931,247	1,496,941
Mishra Dhatu Nigam Ltd.(b)	102,152	272,414
MOIL Ltd.	129,703	217,755
National Aluminium Co. Ltd.	1,015,870	394,976
Welspun Corp. Ltd.	39,542	31,350

		2,734,287

Multiline Retail — 0.5%
Future Retail Ltd.(a)	218,763	245,332
V-Mart Retail Ltd.	20,237	426,746

		672,078

Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	185,659	431,270
Great Eastern Shipping Co. Ltd. (The)	110,236	286,537
Oil India Ltd.	493,804	553,451

		1,271,258

Paper & Forest Products — 0.2%
Century Plyboards India Ltd.	59,788	80,412
Century Textiles & Industries Ltd.	61,396	231,890

		312,302

Personal Products — 1.3%
Bajaj Consumer Care Ltd.(a)	165,460	289,821
Emami Ltd.	248,471	640,267
Gillette India Ltd.	14,852	947,142

		1,877,230

Pharmaceuticals — 9.3%
Ajanta Pharma Ltd.	47,759	962,522
Alembic Pharmaceuticals Ltd.	103,121	1,188,023
AstraZeneca Pharma India Ltd.	10,968	442,832
Caplin Point Laboratories Ltd.	21,277	90,098
Eris Lifesciences Ltd.(b)	77,389	511,671
FDC Ltd./India	93,226	306,063
Glenmark Pharmaceuticals Ltd.	315,558	1,481,677
Granules India Ltd.	283,819	642,772
Ipca Laboratories Ltd.	30,619	605,203
JB Chemicals & Pharmaceuticals Ltd.	42,138	380,136
Jubilant Life Sciences Ltd.	163,512	956,102
Laurus Labs Ltd.(b)	84,634	524,316
Natco Pharma Ltd.	203,277	1,558,526
Pfizer Ltd.	11,950	638,240
Procter & Gamble Health Ltd.(a)	9,086	493,897
Sanofi India Ltd.	12,606	1,289,103
Shilpa Medicare Ltd.	65,019	337,837
Strides Pharma Science Ltd.	100,097	527,448
Sun Pharma Advanced Research Co. Ltd.(a)	151,081	274,025
Suven Pharmaceuticals Ltd.(a)	101,501	418,400

Security	Shares	Value

Pharmaceuticals (continued)
Wockhardt Ltd.(a)	75,665	$216,189

		13,845,080

Professional Services — 1.2%
L&T Technology Services Ltd.(b)	57,178	885,690
Quess Corp. Ltd.(a)(b)	141,137	411,748
TeamLease Services Ltd.(a)	23,357	458,221

		1,755,659

Real Estate Management & Development — 3.2%
Godrej Properties Ltd.(a)	138,066	1,256,934
Hemisphere Properties India Ltd.(a)	212,058	431,793
Indiabulls Real Estate Ltd.(a)	472,114	265,975
NESCO Ltd.	38,549	219,621
Oberoi Realty Ltd.	124,603	526,977
Phoenix Mills Ltd. (The)	131,409	912,888
Prestige Estates Projects Ltd.	320,578	663,276
Sobha Ltd.	107,869	277,104
Sunteck Realty Ltd.	116,589	243,073

		4,797,641

Software — 0.3%
Birlasoft Ltd.(a)	49,883	49,146
Tata Elxsi Ltd.	34,107	345,011
Zensar Technologies Ltd.	2,300	2,642

		396,799

Specialty Retail — 0.2%
Arvind Fashions Ltd.(a)	4,846	8,037
Future Lifestyle Fashions Ltd.	128,906	260,228

		268,265

Textiles, Apparel & Luxury Goods — 3.1%
Aditya Birla Fashion and Retail Ltd.(a)	422,507	669,943
Bata India Ltd.	70,328	1,232,894
KPR Mill Ltd.	37,530	208,778
Rajesh Exports Ltd.	149,252	962,626
Raymond Ltd.	29,874	88,556
Relaxo Footwears Ltd.	52,966	473,895
TCNS Clothing Co. Ltd.(a)(b)	39,437	169,318
Vardhman Textiles Ltd.	31,371	272,778
VIP Industries Ltd.	77,354	222,652
Welspun India Ltd.	638,563	263,055

		4,564,495

Thrifts & Mortgage Finance — 1.8%
Aavas Financiers Ltd.(a)	62,541	847,927
Can Fin Homes Ltd.	72,624	266,279
IIFL Finance Ltd.	291,319	242,521
Indiabulls Housing Finance Ltd.	580,029	936,975
PNB Housing Finance Ltd.(b)	134,021	311,939

		2,605,641

Tobacco — 0.3%
Godfrey Phillips India Ltd.	28,437	371,331

Trading Companies & Distributors — 0.8%
Adani Enterprises Ltd.	301,425	591,359
IndiaMART Intermesh Ltd.	15,823	518,406

		1,109,765

Transportation Infrastructure — 0.6%
GMR Infrastructure Ltd.(a)	1,650,591	413,650
Gujarat Pipavav Port Ltd.	498,669	400,960

		814,610

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 1.2%
Vodafone Idea Ltd.(a)	19,670,814	$1,703,917

Total Common Stocks — 102.3% (Cost: $180,822,800)		151,617,362

Rights

Textiles, Apparel & Luxury Goods — 0.0%
Arvind Fashions Ltd., (Expires 07/22/20)(a)	27,890	0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(e)(f)	790,000	790,000

Total Short-Term Investments — 0.5% (Cost: $790,000)		790,000

Total Investments in Securities — 102.8% (Cost: $181,612,800)		152,407,362

Other Assets, Less Liabilities — (2.8)%		(4,148,307)

Net Assets — 100.0%		$148,259,055

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	480,000	790,000	$790,000	$3,720	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI India NTR Index	6	06/19/20	$321	$2,232

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI India Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$150,115,778	$1,501,557		$27	$151,617,362
Rights	—	0	(a)	—	0	(a)
Money Market Funds	790,000	—		—	790,000

	$150,905,778	$1,501,557		$27	$152,407,362

Derivative financial instruments(b)
Assets
Futures Contracts	$2,232	$—		$—	$2,232

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

5